UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   JUNE 30, 2007
                                               ---------------


Check here if Amendment [ X ]; Amendment Number:   1
                                                -------
This Amendment (Check only one.):       [X] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

      Signature                       Place                   Date of Signing
 -----------------------           ------------               ---------------
/S/ JEFFREY L. BERKOWITZ           NEW YORK, NY               AUGUST 2, 2007


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          45
                                                 --

Form 13F Information Table Value Total:       $226,652
                                              --------

                                              (thousands)




List of Other Included Managers:

None




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                                                                                                               VOTING AUTHORITY

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                                                          SHRS OR
                          TITLE OF               VALUE      PRN    SH/   PUT/   INVESTMENT    OTHER
NAME OF ISSUER             CLASS     CUSIP       (X1000)   AMOUNT  PRN   CALL   DISCRETION   MANAGERS      SOLE      SHARED    NONE
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
ACTIVISION INC NEW         COM
                           NEW      004930902     1,867   100,000        CALL      Sole                     100,000
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ACTIVISION INC NEW         COM
                           NEW      004930202     4,201   225,000 SH               Sole                     225,000
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ADVANCED AUTO PARTS INC    COM      00751Y956     3,850    95,000        PUT       Sole                      95,000
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ADVANCED MICRO
  DEVICES INC              COM      007903907     2,860   200,000        CALL      Sole                     200,000
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ALCOA INC                  COM      013817901     2,027    50,000        CALL      Sole                      50,000
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ANADIGICS INC              COM      032515958       965    70,000        PUT       Sole                      70,000
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APPLE COMPUTER INC         COM      037833900     4,882    40,000        CALL      Sole                      40,000
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APPLE COMPUTER INC         COM      037833100     4,882    40,000 SH               Sole                      40,000
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AVNET INC                  COM      053807953     1,387    35,000        PUT       Sole                      35,000
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BEA SYSTEMS INC            COM      073325102     2,396   175,000 SH               Sole                     175,000
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BRIGHTPOINT INC            COM
                           NEW      109473905     1,379   100,000 SH     CALL      Sole                     100,000
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BRIGHTPOINT INC            COM
                           NEW      109473405     1,862   135,000 SH               Sole                     135,000
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CISCO SYSTEMS INC.         COM      17275R102    11,140   400,000 SH               Sole                     400,000
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COGNIZANT TECHNOLOGY
  SOLUTIONS                CL A     192446902       375     5,000        CALL      Sole                       5,000
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COGNIZANT TECHNOLOGY
  SOLUTIONS                CL A     192446102     2,250    30,000 SH               Sole                      30,000
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COUNTRYWIDE FINANCIAL
  CORP                     COM      222372954     3,272    90,000        PUT       Sole                      90,000
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DELL INC                   COM      24702R101     4,283   150,000 SH               Sole                     150,000
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DIAMONDS TRUST-UNIT        UNIT
  SERIES 1                 SER 1    252787956    33,550   250,000        PUT       Sole                     250,000
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DILLARD DEPT STORES
  INC-CL A                 L A      54067951     1,797    50,000         PUT       Sole                      50,000
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ELECTRONIC ARTS INC        COM      285512909    10,174   215,000        CALL      Sole                     215,000
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ELECTRONIC ARTS INC        COM      285512109     3,786    80,000 SH               Sole                      80,000
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F5 NETWORKS INC            COM      315616102     3,224    40,000 SH               Sole                      40,000
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FOUNDRY NETWORKS INC       COM      35063R100     2,083   125,000 SH               Sole                     125,000
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GAMESTOP CORP              CL A     36467W959     6,843   175,000        PUT       Sole                     175,000
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GMARKET INC SPON           SPON
  ADR                      ADR      38012G100     1,263    65,000 SH               Sole                      65,000
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GOLDMAN SACHS GROUP INC    COM      38141G954     9,754    45,000        PUT       Sole                      45,000
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KLA -TENCOR CORP           COM      482480950     2,748    50,000        PUT       Sole                      50,000
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MONSTER WORLDWIDE INC      COM      611742907    12,330   300,000        CALL      Sole                     300,000
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MONSTER WORLDWIDE INC      COM      611742107     5,960   145,000 SH               Sole                     145,000
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NEWS CORP                  CL A     65248E104     2,121   100,000 SH               Sole                     100,000
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ON SEMICONDUCTOR           COM      682189105     1,340   125,000 SH               Sole                     125,000
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OPSWARE INC                COM      68383A901       476    50,000        CALL      Sole                      50,000
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OPSWARE INC                COM      68383A101     1,759   185,000 SH               Sole                     185,000
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POWERSHARES QQQ TRUST      UNIT
                           SER 1    73935A954    27,370   575,000        PUT       Sole                     575,000
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QUALCOMM INC               COM      747525103     4,339   100,000 SH               Sole                     100,000
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RESEARCH IN MOTION LTD     COM      760975102     3,000    15,000 SH               Sole                      15,000
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SILICON LABORATORIES INC   COM      826919102     2,077    60,000 SH               Sole                      60,000
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SIRENZA MICRODEVICES INC   COM      82966T106     6,443   542,800 SH               Sole                     542,800
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SMITH MICRO SOFTWARE INC   COM      832154958     2,259   150,000        PUT       Sole                     150,000
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SUN MICROSYSTEMS INC       COM      866810904     8,416   600,000        CALL      Sole                   1,600,000
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SUN MICROSYSTEMS INC       COM      866810104     3,682   700,000 SH               Sole                     700,000
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TRIDENT MICROSYSTEMS INC   COM      895919908     4,588   250,000        CALL      Sole                     250,000
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TRIDENT MICROSYSTEMS INC   COM      895919108     2,753   150,000 SH               Sole                     150,000
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VALUECLICK INC             COM      92046N952     1,178    40,000        PUT       Sole                      40,000
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YAHOO INC                  COM      984332106     7,461   275,000 SH               Sole                     275,000
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                                                226,652

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